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                                          [ING LETTERHEAD]




May 2, 2002


Via Electronic Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   USLICO Series Fund
      (File Nos. 33-20957 and 811-05451) (EDGAR CIK:  0000827885)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the USLICO Series Fund prospectus and Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent amendment to the above-referenced registration statement (the "Registration Statement") filed on April 18, 2002; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.


If you have any questions, please contact Kimberly A. Anderson at 480.477.2670.


USLICO Series Fund

By:   /s/ Kimberly A. Anderson
      ----------------------------
      Kimberly A. Anderson
      Vice President and Secretary